Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Weighted-Average Assumptions

The weighted average fair value for the award is $8.29 per share and the key assumptions utilized in the model are listed as follows:

	Key Assumptions for awards issued on
	June 9, 2014	June 25, 2014
Grant date stock price	$10.88	$10.19
Volatility	44.5%	44.1%
Dividend yield	2.6%	2.7%
Risk-free rate	1.69%	1.68%